Disclosure About Oil and Gas Producing Activities (Unaudited) (Narratives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Internal Engineer Experience	15 years
Reserves Prepared Internally		2.00%
Expert Qualifications	The reserves estimates shown herein have been independently evaluated by Netherland, Sewell & Associates, Inc. (NSAI), a worldwide leader of petroleum property analysis for industry and financial organizations and government agencies. NSAI was founded in 1961 and performs consulting petroleum engineering services under Texas Board of Professional Engineers Registration No. F-2699. Within NSAI, the technical persons primarily responsible for preparing the estimates set forth in the NSAI reserves report incorporated herein are Mr. Sean A. Martin and Mr. Philip R. Hodgson. Mr. Martin, a Licensed Professional Engineer in the State of Texas (No. 125354), has been practicing consulting petroleum engineering at NSAI since 2014 and has over 7 years of prior industry experience. He graduated from graduated from University of Florida in 2007 with a Bachelor of Science Degree in Chemical Engineering. Mr. Hodgson, a Licensed Professional Geoscientist in the State of Texas (No. 1314), has been practicing consulting petroleum geoscience at NSAI since 1998 and has over 14 years of prior industry experience. He graduated from University of Illinois in 1982 with a Bachelor of Science Degree in Geology and from Purdue University in 1984 with a Master of Science Degree in Geophysics. Both technical principals meet or exceed the education, training, and experience requirements set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers; both are proficient in judiciously applying industry standard practices to engineering and geoscience evaluations as well as applying SEC and other industry reserves definitions and guidelines.
Weighted Average Sales Price For Proved Reserves Natural Gas	$ 2.07	$ 4.32	$ 2.21
Weighted Average Sales Price For Proved Reserves Condensate	37.90	$ 80.62	42.36
Weighted Average Sales Price For Proved Reserves Natural Gas Liquids	$ 19.17		$ 20.61